SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				6 Months Ended		12 Months Ended
	Oct. 01, 2018	Sep. 06, 2018	Oct. 01, 2017	Apr. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Aug. 31, 2017	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of options			Oct. 01, 2027
Ordinary shares available for future option grants								234,142
Value of shares issued		$ 188						$ 0
Total compensation cost related to options granted								$ 0	$ 14
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance								241,160
Expiration date of options								Nov. 30, 2023
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance								91,667
Expiration date of options								Jul. 31, 2026
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee								25,000
Greenshoe Option [Member] | Alpha Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of convertible preferred shares upon exercise of option										657,895	657,895
Payments for purchase of convertible preferred stock										$ 1,500	$ 1,500
Number of ordinary shares issued for conversion of preferred stock					120,000	400,000			400,000
Preferred stock, Conversion ratio					1:1 ratio	1:1 ratio
Greenshoe Option [Member] | Preferred Shares [Member] | Alpha Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of investment in newly created preferred shares per preferred share paid in initial investment												$ 1,500
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants				58,334
Warrant exercise price				$ 2.642
Warrants and Rights Outstanding, Term				3 years
Vesting period of warrants				6 months
Chief Executive Officer [Member] | 2003 Israeli Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	12.5		58,334
Vesting term			4 years
Vesting percentage			25.00%
Exercise price per share			$ 9										$ 4.32
Percentage of current shareholders			50.00%
Percentage of unvested options			50.00%
Chief Executive Officer [Member] | Zero-exercise price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants				25,000
Warrants and Rights Outstanding, Term				3 years
Chief Financial Officer [Member] | Zero-exercise price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants				25,000
Warrants and Rights Outstanding, Term				5 years
Vesting period of warrants				5 years
Vesting percentage of warrants				33.33%
Vexigo Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of debt converted into shares							$ 1,220
Amount of debt converted into shares to warrants, shares							200,000
Warrant exercise price							$ 6
Class Of Warrant Or Right Term							5 years